Goodwill impairment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Changes in goodwill
Impairment losses	¥ (6,934)	$ (950)	¥ (35,212)	¥ (13,155)
Goodwill	362,399		312,464		$ 49,648
E-Commerce
Changes in goodwill
Goodwill, Gross	417,700		360,831	349,481
Accumulated impairment loss	55,301		48,367	13,155
Goodwill acquired during the year	56,869		11,350
Impairment losses	(6,934)		(35,212)	(13,155)
Goodwill	¥ 362,399		¥ 312,464	¥ 336,326